Document and Entity Information	9 Months Ended
Sep. 30, 2013
Document and Entity Information
Entity Registrant Name	Envision Healthcare Holdings, Inc.
Entity Central Index Key	0001578318
Document Type	S-1
Document Period End Date	Sep. 30, 2013
Amendment Flag	true
Pre-Effective Amendment Number	2
Amendment Description	The sole purpose of this Amendment is to re-file Exhibit 101 that was originally filed with Amendment No. 1 to Form S-1 on February 3, 2014 as the Interactive Data did not include the full set of data corresponding to the required HTML audited financial information.
Entity Filer Category	Non-accelerated Filer